SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS - Level 3 Investment Mainly Warrant Liabilities (Details) ¥ in Thousands	12 Months Ended
Mar. 31, 2022 CNY (¥)
Warrant liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Issuance of warrants	¥ 647,850
Fair value of warrants and forward contracts at issuance	1,800,147
The change in fair value of financial instruments	(2,224,660)
Foreign currency translation	(26,947)
Fair value of Level 3 liabilities/(assets) at the end of the period	196,390
Forward contract assets
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of warrants and forward contracts at issuance	735,244
Settlement of forward contracts	(287,032)
The change in fair value of financial instruments	(441,088)
Foreign currency translation	(7,160)
Fair value of Level 3 liabilities/(assets) at the end of the period	¥ (36)